Earnings / (Loss) per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings / (Loss) per Share

9.       Earnings / (Loss) per Share:

The computation of basic earnings/(loss) per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2020 and 2021. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings/(loss) per share gives effect to stock awards, stock options and restricted stock units using the treasury stock method, unless the impact is anti-dilutive. For the six months ended June 30, 2020, the Company incurred losses and the effect of 1,371,038 non-vested shares outstanding as of that date, would be anti-dilutive. Hence for the six months ended June 30, 2020 “Basic loss per share” equals “Diluted loss per share.”

The Company calculates basic and diluted earnings / (loss) per share as follows:

	Six months ended June 30,
	2020	2021
Income / (Loss) :
Net income / (loss)	$(41,365)	$159,972

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	95,797,142	100,256,417
Basic earnings / (loss) per share	$(0.43)	$1.60

Effect of dilutive securities:
Dillutive effect of non vested shares	-	281,480
Weighted average common shares outstanding, diluted	95,797,142	100,537,897

Diluted earnings / (loss) per share	$(0.43)	$1.59